ORGANIZATION AND NATURE OF THE BUSINESS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						6 Months Ended
	Feb. 13, 2026	Feb. 10, 2026	Sep. 30, 2025	Aug. 14, 2025	Aug. 06, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss						$ 5,942	$ 1,252
Income loss from continuing operations						5,948	$ 1,194
Net cash flows from operations						6,036
Net cash used in continuing operations						5,995
Retained earnings accumulated deficit						$ 24,462		$ 18,520
Gross proceeds from the IPO	$ 15,000			$ 10,000
Shareholders, share split					1-for-4.77008
Warrants to purchase		$ 6.53
Underwriting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase				$ 10.00
Issuance costs				$ 257
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase		2,695,425
Warrants to purchase		$ 5.565
Proceeds from issuance of private placement		$ 15,000
Agent fees		$ 13,700
Securities Purchase Agreement [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase		2,695,425
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross proceeds from the IPO			$ 10,000
Sale of stock, shares issued				1,250,800
Sale of stock, price per share				$ 8.00
Underwriting discounts and commissions			$ 8,200
IPO [Member] | Underwriting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase				37,614
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, shares issued			3,824
Sale of stock, price per share			$ 8.00